Commitments and Contingent Liabilities (Schedule of Minimum Lease Payments) (Details) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 5,527
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	427
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	408
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	352
2022 Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	352
2023 and thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 3,988